Other Financial Liabilities - Current - Summary of Other Current Financial Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Categories of current financial liabilities [abstract]
Liability towards vehicles sold under repurchase arrangements	$ 495.6	₨ 36,228.8	₨ 44,833.8
Interest accrued but not due	219.3	16,032.3	12,855.3
Lease liabilities	111.3	8,140.0	8,141.8
Derivative financial instruments	331.0	24,201.8	42,805.9
Others	39.1	2,855.0	4,216.4
Total	$ 1,196.3	₨ 87,457.9	₨ 112,853.2